Quarterly Financial Data (Unaudited) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Interest Income	$ 8,763,000	$ 8,507,000	$ 8,029,000	$ 7,774,000	$ 7,620,000	$ 7,752,000	$ 7,412,000	$ 7,004,000	$ 33,072,075	$ 29,786,905	$ 28,387,623
Interest Expense	1,565,000	1,430,000	1,286,000	1,169,000	1,103,000	1,097,000	1,017,000	958,000	5,449,419	4,175,301	3,515,792
Net Interest Income	7,198,000	7,077,000	6,743,000	6,605,000	6,517,000	6,655,000	6,395,000	6,046,000	27,622,656	25,611,604	24,871,831
Provision For Loan Losses	775,000	150,000	0	0	200,000	100,000	0	0	925,000	300,000	500,000
Net Interest Income After Provision For Loan Losses	6,423,000	6,927,000	6,743,000	6,605,000	6,317,000	6,555,000	6,395,000	6,046,000	26,697,656	25,311,604	24,371,831
Non-Interest Income	1,811,000	2,070,000	1,744,000	2,044,000	1,552,000	2,362,000	1,433,000	1,997,000	7,669,146	7,344,283	6,400,923
Non-interest Expense	6,413,000	6,418,000	6,240,000	6,519,000	6,038,000	6,569,000	5,867,000	5,829,000	25,590,055	24,302,087	22,927,618
Income Before Income Taxes	1,821,000	2,579,000	2,247,000	2,130,000	1,831,000	2,348,000	1,961,000	2,214,000	8,776,747	8,353,800	7,845,136
Provision For Income Taxes	271,000	471,000	427,000	400,000	316,000	445,000	483,000	585,000	1,569,526	2,435,460	1,920,480
Net Income	$ 1,550,000	$ 2,108,000	$ 1,820,000	$ 1,730,000	$ 909,000	$ 1,903,000	$ 1,478,000	$ 1,629,000	7,207,221	5,918,340	5,924,656
Preferred Stock Dividends									0	0	(422,889)
Preferred Stock Redemption Discount									0	0
Net Income Available To Common Shareholders									$ 7,207,221	$ 5,918,340	$ 6,161,767
Net Income Per Common Share (Basic)	$ 0.52	$ 0.71	$ 0.62	$ 0.59	$ 0.31	$ 0.65	$ 0.50	$ 0.55	$ 2.44	$ 2.01	$ 2.09
Net Income Per Common Share (Diluted)	$ 0.50	$ 0.68	$ 0.59	$ 0.56	$ 0.30	$ 0.61	$ 0.48	$ 0.52	$ 2.32	$ 1.91	$ 1.99
Weighted Average Shares Outstanding (Basic)	2,953,763	2,953,424	2,953,412	2,953,180	2,947,235	2,945,474	2,945,474	2,944,001	2,953,446	2,945,918	2,944,001
Weighted Average Shares Outstanding (Diluted)	3,256,963	3,256,624	3,257,017	3,257,532	3,251,598	3,252,436	3,253,559	3,248,201	3,256,646	3,250,069	3,248,572